Note 34 - Income Taxes - Major Components of Gross Deferred Income Tax Assets and Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets pre-offsetting [Member] | Other deferred tax assets [Member]
Major components of gross deferred tax assets and liabilities [Line Items]
Unused tax losses	€ 1,476	€ 1,307
Unused tax credits	0	1
Deferred tax assets pre-offsetting [Member] | Deductable temporary differences [Member]
Major components of gross deferred tax assets and liabilities [Line Items]
Trading activities, including derivatives	2,905	4,321
Employee benefits, including equity settled share based payments	2,457	2,507
Accrued interest expense	1,122	1,148
Loans and borrowings, including allowance for loans	1,069	878
Leases	806	614
Intangible assets	214	236
Fair value OCI (IFRS 9)	1	21
Other assets	560	879
Other provisions	122	126
Other liabilities	4	6
Deferred tax assets pre-offsetting [Member] | NA [Member]
Major components of gross deferred tax assets and liabilities [Line Items]
Total deferred tax assets/ liabilities pre offsetting	10,736	12,044
Deferred tax liabilities pre-offsetting [Member] | Taxable temporary differences [Member]
Major components of gross deferred tax assets and liabilities [Line Items]
Trading activities, including derivatives	2,658	3,937
Employee benefits, including equity settled share based payments	183	265
Loans and borrowings, including allowance for loans	501	785
Leases	712	537
Intangible assets	560	554
Fair value OCI (IFRS 9)	144	51
Other assets	350	347
Other provisions	79	87
Other liabilities	47	40
Deferred tax liabilities pre-offsetting [Member] | NA [Member]
Major components of gross deferred tax assets and liabilities [Line Items]
Total deferred tax assets/ liabilities pre offsetting	€ 5,234	€ 6,603